Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2024
Fidelity Advisor Asset Manager 40% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	9.38%
Past 5 years	5.27%
Past 10 years	4.01%
Fidelity Advisor Asset Manager 40% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	7.04%
Past 5 years	5.07%
Past 10 years	4.02%
Fidelity Advisor Asset Manager 40% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.47%
Past 5 years	6.35%
Past 10 years	4.93%
Fidelity Advisor Asset Manager 40% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.87%
Past 5 years	4.85%
Past 10 years	4.05%
Fidelity Advisor Asset Manager 40% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.05%
Past 5 years	3.88%
Past 10 years	3.07%
Fidelity Advisor Asset Manager 40% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.00%
Past 5 years	3.50%
Past 10 years	2.86%
Fidelity Advisor Asset Manager 40% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.48%
Past 5 years	6.43%
Since Inception	4.85%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0594
Average Annual Return:
Past 1 year	11.95%
Past 5 years	6.06%
Past 10 years	4.89%

[1]	A From October 2, 2018 .